Group cash flow statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Statement Of Cash Flows [Abstract]
Cash flows from consolidated operations		$ 7,495	$ 8,022
Dividends from equity accounted units		418	169
Cash flows from operations		7,913	8,191
Net interest paid	[1]	(338)	(609)
Dividends paid to holders of non-controlling interests in subsidiaries		(5)	(132)
Tax paid		(2,342)	(1,144)
Net cash generated from operating activities		5,228	6,306
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets		(2,363)	(1,758)
Acquisitions of subsidiaries, joint ventures and associates		(5)
Disposals of subsidiaries, joint ventures and associates	[2]	402	135
Purchases of financial assets	[3]	(1,063)	(16)
Sales of financial assets	[3]	12	35
Sales of property, plant and equipment and intangible assets		18	79
Net funding of equity accounted units		(3)	(2)
Net cash used in investing activities		(3,002)	(1,527)
Cash flows before financing activities		2,226	4,779
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(3,177)	(2,248)
Proceeds from additional borrowings		19	9
Repayment of borrowings	[1]	(2,093)	(2,595)
Proceeds from issue of equity to non-controlling interests		38	143
Own shares purchased from owners of Rio Tinto		(1,501)	(252)
Purchase of non-controlling interests	[4]		(194)
Other financing cash flows		(45)	(18)
Net cash flows used in financing activities		(6,759)	(5,155)
Effects of exchange rates on cash and cash equivalents		(20)	(27)
Net decrease in cash and cash equivalents		(4,553)	(403)
Opening cash and cash equivalents less overdrafts		10,547	8,189
Closing cash and cash equivalents less overdrafts	[5]	$ 5,994	$ 7,786

[1]	Rio Tinto completed a US$1.9 billion (nominal value) bond buy-back programme in April 2018. The notes purchased and redeemed have been cancelled. Net interest paid includes US$80 million being the payment of the premiums and the accelerated interest associated with the bond redemption.
[2]	Disposal proceeds in the six months to 30 June 2018 include cash proceeds of US$60 million received in respect of the non-contingent royalty receivable from Yancoal Australia Limited on the sale of Coal & Allied Industries Limited, which completed in the second half of 2017. In addition, non-refundable deposits of US$338 million have been received during the period relating to the agreed sale of the Kestrel underground coal mine. The sale completed on 1 August 2018.
[3]	During the six months to 30 June 2018, the Group invested a further US$1.0 billion in a separately managed portfolio of fixed income instruments. As there has been significant turnover, management has again elected to report the purchases and sales of these securities on a net cash flow basis in the current year within ‘Purchases of financial assets’.
[4]	In May 2017, the Group’s subsidiary Simfer Jersey Limited (Rio Tinto 53%) purchased a 4.25% interest in Simfer SA from International Finance Corporation for US$194 million.
[5]	Closing cash and cash equivalents less overdrafts for the purposes of the cash flow statement differs from cash and cash equivalents on the Group balance sheet as per the following reconciliation